Note 5 - Trade Receivables (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Unbilled Receivables, Current	$ 1.0	$ 1.0
Provision for Doubtful Accounts	$ 0.6	$ 0.8	$ 0.4